091-06600fn

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |
| | | | | Estimated average burden hours per response: 2.00 |

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 08 2009
DIVISION OF TRADING & MARKETS

# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**

## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

10045228

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Corporation**

3. Class of New Derivative Securities Product:

**Index-Linked Securities**

4. Name of Underlying Instrument:

**S&P 500 Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**SPC**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**Nasdaq Stock Market; New York Stock Exchange**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Janet M. Kissane**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2039**

Manual Signature of Official Responsible for Form:

**September** … **09**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP - 8 2009 |

SEC 2449 (1/99)

**Janet Kissane**
*Corporate Secretary*

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 08 2009
DIVISION OF TRADING & MARKETS

**Via Overnight Mail**

September 4, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: Form 19b-4(e) – Bank of America / Swedish Export Credit Corp / PIMCO**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Bank of America Accelerated Return Notes linked to the S&P 500 Index (Ticker Symbol SPC)
- Aktiebolaget Svensk Exportkredit (publ) (Swedish Export Credit Corporation) SEK Capped Leveraged Index return Notes linked to the S&P 500 Index (Ticker Symbol SOG)
- PIMCO 15+ Year US TIPS Exchanged Traded Fund linked to the MerrillLynch 15 Year U.S. Inflation-linked Treasury Index (Ticker Symbol LTPZ)
- PIMCO Broad US TIPS Exchanged Traded Fund linked to the MerrillLynch U.S. Inflation-linked Treasury Index (Ticker Symbol TIPZ)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP - 8 2009 |